S000004364 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	231 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
FTSE Emerging All Cap Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.02%	5.14%	3.71%
FTSE China 50 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(12.92%)	(6.53%)	(1.32%)
iShares China Large-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		(12.87%)	(7.27%)	(2.07%)
Performance Inception Date					Oct. 05, 2004
iShares China Large-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(13.43%)	(7.66%)	(2.47%)
iShares China Large-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(7.08%)	(5.04%)	(1.20%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.